TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Financing liability of land from related party- current maturities, and other related party balances		$ 283	$ 2,276
Long-term financing liability of land from a related party		0	5,693
Other loans		$ 483	$ 547
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from financing leaseback	$ 10,900
Lease term	10 years